Taxes	12 Months Ended
Dec. 31, 2020
Taxes
Taxes

19. Taxes

	December 31, 2020	December 31, 2019	December 31, 2018
Loss before tax	12,858,599	14,780,604	1,644,798
Tax calculated at a tax rate of 13.99% (2019 and 2018 : 23.40%)	1,798,918	3,458,661	384,883
Effect of different tax rates in USA and France	11,046	926	(617)
Deductible expenses charged against equity / deferred costs for issuance of shares	78,164	39,876	693,439
Sale of treasury shares by a subsidiary, recognized as financial income in standalone financial statements	(71,285)	(16,161)	(29,760)
Expenses not deductible for tax purposes	(160,729)	(418,356)	(542,632)
Temporary differences	(2,515)	(140)	—
Total tax losses not recognized as deferred tax asset	(1,653,599)	(3,064,806)	(505,313)
Income tax expense	—	—	—

The Federal act on Tax Reform and Old Age and Survivors’ Insurance is effective in Switzerland from January 1, 2020. As a result, the income tax rate for companies in Geneva decreased from 23.40% to 13.99%.

The Group has revised certain 2019 and 2018 comparative amounts in the above tax reconciliation table, which were netted against total tax losses not recognized as a deferred tax asset and therefore did not have any effect on the income tax expense and the consolidated balance sheet.

The Group has decided not to recognize any deferred income tax assets at December 31, 2020, 2019 or 2018. The key factors which have influenced management in arriving at this evaluation are the fact that the Group has not yet a history of making profits and product development remains at an early stage.

The amount of deferred income tax assets that arise from sources other than tax losses carried forward and the amount of deferred income tax liabilities are insignificant compared to the unrecognized tax losses carried forward.

The tax losses carried forward by the Group and their respective expiry dates are as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
2019	—	—	27,481,171
2020	—	15,982,220	15,982,220
2021	1,224,210	1,224,210	1,224,210
2022	3,540,541	3,540,541	3,540,541
2023	141,425,567	141,425,567	3,309,636
2024	290,949	290,949	290,949
2025	3,586,490	3,586,490	3,586,490
2026	23,467,858	23,467,858	—
2027	9,834,675	—	—
Total unrecorded tax losses carry forwards	183,370,289	189,517,835	55,415,217

As of December 31, 2020, the unrecorded tax losses carried forward increased to CHF 183,370,289 (2019: CHF 189,517,835). On July 18, 2019, the swiss tax administration accepted to renew CHF 138,115,931 that expires on December 31, 2023.